PREPAID EXPENSES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
PREPAID EXPENSES
Prepaid R&D costs	$ 383,390	$ 329,033
Prepaid insurance	508,084	684,191
Prepaid expense	8,500	2,250
Total	899,974	1,015,474
Less: Short-term portion	(516,584)	(715,474)
Long-term portion	$ 383,390	$ 300,000